Basis of Presentation and General information (Table) (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Concentration Risk [Line Items]
Concentration risk percentage	96.00%	93.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	33.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	25.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	17.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.00%	10.00%
Major customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	8.00%